MERRILL LYNCH
CAPITAL FUND, INC.












FUND LOGO











Quarterly Report

December 31, 1996





Officers and Directors
Arthur Zeikel, President and Director
Donald Cecil, Director
M. Colyer Crum, Director
Edward H. Meyer, Director
Jack B. Sunderland, Director
J. Thomas Touchton, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Donald C. Burke, Vice President
Kurt Schansinger, Vice President and
    Portfolio Manager
Gerald M. Richard, Treasurer
Mark B. Goldfus, Secretary

Custodian
The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863













This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.






Merrill Lynch
Capital Fund, Inc.
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper

MERRILL LYNCH CAPITAL FUND, INC.



PORTFOLIO SUMMARY


Security Diversification
As of December 31, 1996

A pie chart illustrating the following percentages:

US Bonds                             40.7%
Non-US Bonds                          3.1%
Cash & Cash Equivalents               3.4%
US Stocks                            42.2%
Non-US Stocks                        10.6%


Security Representation
As a Percentage of US Equities
As of December 31, 1996

A pie chart illustrating the following percentages:

Financial Services                   25.0%
Consumer Services                     5.2%
Utilities                             3.9%
Transportation                        1.3%
Capital Goods--Technology            10.5%
Consumer Cyclicals                    9.2%
Energy                               16.0%
Basic Industries                      8.7%
Diversified                           2.7%
Credit Cyclicals                      1.7%
Consumer Staples                     11.1%
Capital Goods                         4.7%



Geographic Diversification       Percent of
As of December 31, 1996          Net Assets*

United States                        85.8%
Argentina                             4.6
United Kingdom                        3.4
Switzerland                           1.6
Brazil                                0.7
France                                0.6
Netherlands                           0.5
Italy                                 0.5
Finland                               0.5
Thailand                              0.3
Japan                                 0.3
Singapore                             0.3
Mexico                                0.3
Canada                                0.2
Hong Kong                             0.2
Peru                                  0.1
Ireland                               0.1

[FN]
*Includes investments in short-term securities.



US Common Stock Investments                                S&P
As of December 31, 1996                    Fund            500*

Average Capitalization (in billions)      $14.1          $11.2
Price/Book Value                            2.4            4.3
Price/Earnings Ratio**                     16.7           19.2
Yield Based on Current Dividend             2.3%           2.0%

[FN]
 *An unmanaged broad-based index comprised of common stocks.
**Based on 1996 earnings estimates.



Fixed-Income Investments                           Merrill Lynch
As of December 31, 1996                   Fund       DOAO Index*

Duration                                5.4 Years      5.1 Years
Average Maturity                        8.5 Years     12.8 Years
Asset Breakdown:
    Corporates                             48.3%          16.9%
    US Treasuries/Agencies                 45.9%          54.4%
    Mortgage-Backed                         1.1%          28.7%
    International Governments               4.7%            --

[FN]
*An unmanaged market-weighted corporate, Government and mortgage master bond index reflecting approximately 97% of total outstanding bonds.

DEAR SHAREHOLDER


The US financial markets provided significant positive returns to investors during the quarter ended December 31, 1996. The combination of moderating economic growth, continued benign inflation pressures and favorable election results provided a very hospitable environment for financial asset price appreciation, propelling the stock market to near-record highs and precipitating a broad decline in interest rates. The stock market, as measured by the unmanaged Standard & Poor's 500 Index (S&P 500), generated a +8.36% total return for the quarter; and November's total return of +7.52% represented the largest monthly advance, in absolute dollar terms, in history. The bond market, as measured by the unmanaged Merrill Lynch Domestic Bond Master Index, generated a +3.05% total return, while short-term investments provided a total return of +1.30% for the December quarter. Total returns for Merrill Lynch Capital Fund, Inc.'s Class A, Class B, Class C and Class D Shares in the December quarter were +6.53%, +6.22%, +6.25% and +6.44%, respectively. (Fund results do not reflect sales charges; results would be lower if sales charges were included. Complete performance information, including average annual total returns, can be found on pages 5--6 of this report to shareholders.)

On the economic front, the revised 2.1% gross domestic product growth rate during the third calendar quarter was less than half that of the second quarter. Although the housing market rebounded in November, following four months of decline, overall home sales activity remained well below the May 1996 peak and home prices are appreciating at only a nominal pace. Meanwhile, auto sales continue to be weak despite aggressive sales incentives. New job creation slowed markedly, with job gains during the September to November period averaging less than one-half the rate that prevailed from January 1996 through August 1996. The rate of growth in consumer credit continued to slow, after rising steadily for over three years, while retail sales showed an unexpected decline in November. In addition, results for the Christmas selling season were below expectations as well, with some merchants actually reporting sales declines for the period. Industrial activity remained lackluster. While industrial production rose in November, it remained 5% below the July peak. Durable goods orders fell in November, and have declined in three of the past six months. Finally, our major global trading partners continued to endure weak economic conditions which, when coupled with a strong US currency, will likely restrain the contribution of the export sector to overall US economic growth in 1997. This accumulating body of evidence suggests the economy is likely to remain sluggish in the period ahead.

Inflation also continued to grow at only a modest pace. The core rate of consumer price inflation remained below 3% for all of 1996, while at the producer level, the core finished goods inflation rate of 0.6% for 1996 was the second smallest rise on record. On the political front, the re-election of President Clinton and the maintenance of a Republican-controlled Congress are expected to result in continued moderate Government policies. Investors concluded that this combination of developments would sustain the favorable backdrop for the financial markets, and responded by bidding prices sharply higher.

Portfolio Matters
Our investment position at December 31, 1996 showed 52.8% of portfolio net assets invested in equities, 43.8% in bonds, and 3.4% in cash and cash equivalents. This compares to 49.2% in equities, 47.1% in bonds, and 3.7% in cash and cash equivalents at the end of the September quarter. The extraordinary rise in stock prices since September exacerbated the relative valuation disparity between stocks and bonds. The broad stock market averages are selling at or near record high valuation levels despite a demonstrable slowdown in both the rate of economic growth and expectations for corporate profits. Meanwhile, bond yields appeared very attractive compared to both the current rate of inflation and the equity market. Indeed, the current level of real, inflation-adjusted interest rates was exceeded only once in the past 60 years. While the large fixed-income component of Merrill Lynch Capital Fund, Inc. detracted from overall returns this year, we continue to believe that bonds will provide an attractive total return over the next 12 months. A further significant upside advance in equities is likely to be constrained by the aforementioned high valuations and slowing pace of corporate earnings growth. Consequently, we continued to maintain a large bond weighting in the portfolio.

Historically, performance in the year subsequent to two consecutive years of double-digit equity market returns has been lackluster. 1995 and 1996 mark the tenth instance of such returns to investors since 1950. For the nine previous occurrences, the price performance of the S&P 500 Index in the year following two successive years of double-digit returns averaged -4.1%. While third-year results were positive in four of the nine periods, they averaged a very modest +3.1% in a range of +1.4% in 1984 to +9.1% in 1965. Third-year returns were negative in five of the nine periods, with an average decline of -10.3% in a range of -6.6% in both 1953 and 1990 to -17.4% in 1973. While these statistics have no predictive power in and of themselves, in our opinion 56 years of market history suggest that equity returns in 1997 are likely to be at best moderate.

Within the equity component of the portfolio, we added seven new investments during the quarter and eliminated 27 holdings. We increased our holdings in 39 stocks, while reducing our ownership position in 33. The rapid increase in equity prices during the December quarter provided an attractive opportunity to reduce or eliminate several lower conviction holdings, resulting in what we believe to be a portfolio of high-quality companies selling at reasonable prices. Notable among the new investments is W.R. Berkley Corporation, a specialty insurance company. Berkley appears poised to emerge from an extended period of earnings volatility and declining returns. A combination of accelerating core earnings growth and increasingly positive contributions from previously money-losing, start-up and joint-venture operations, coupled with ongoing share repurchases, are expected to produce 15%--20% average annual earnings growth and 100 basis point--150 basis point annual improvements in return on shareholders' equity over the next three-- five years. Senior management is heavily incentivized to create shareholder value, as founder and CEO Bill Berkley owns almost 13% of the company. In addition, the senior management compensation program is tied exclusively to the achievement of the company's 15% return on equity objective. Downside in the stock should be limited by the company's improving fundamentals, low current valuation, active share repurchase program and the underperformance of the stock, which is selling at the same price as in early 1993.

We eliminated our position in PHH Corp., the business services company, which is being acquired by HFS Incorporated in an exchange of stock which valued PHH at a 50% premium to the prevailing market price before the announcement of the transaction. PHH appreciated 80% in 1996 on top of a 35% advance in 1995, and provided a significant gain for Merrill Lynch Capital Fund, Inc. We also sold our position in Repsol, S.A., the Spanish energy company. We were concerned that the deregulation of the Spanish energy market would result in a deterioration of the strong industrial position and high returns on capital that Repsol currently enjoys as competition begins to make inroads into their markets. In addition, the company has significantly increased its capital expenditures program to develop exploration and production properties in new geographic regions, a business in which the company has limited expertise. Finally, we were disconcerted by the forced departure of the company's chief executive officer, in whom we had high confidence. We also continued to reduce our exposure to the banking sector, selling our interests in both NationsBank Corp. and Bancorp Hawaii, Inc. The banking industry prospered over the last five years, benefiting from strong loan demand, solid credit quality and improving balance sheets, rapid earnings growth, and rising returns on capital. Shareholders in these companies prospered as well, as many bank stocks performed handsomely and reached record high valuation levels. We believe bank stock prices have generally reached levels that now adequately and accurately reflect their solid prospects and intrinsic values.

Examining the industry concentration of the Fund's equity holdings, we continue to maintain low weightings relative to the S&P 500 Index in the broad technology and consumer sectors, while energy and financial services remain relatively heavily weighted in the Fund's mix. We strive to identify attractive investment opportunities in technology in order to participate in its strong secular growth outlook and have almost doubled our weighting in this area over the past year. However, it remains extremely challenging to uncover many specific technology companies which meet our investment criteria. The consumer segment of the equity market is represented by many high-quality companies, but the stocks tend to sell at high valuation levels, limiting their current investment appeal. While most of our energy stocks benefited from the strong commodity price environment of 1996, our large investment position in this sector is not based upon a top-down, commodity price forecast. We believe many companies in the energy business offer attractive unit volume growth and substantial restructuring opportunities, while selling at reasonable prices with high current dividend yields. The favorable oil and natural gas price environment was a bonus. Selected financial companies, including banks, insurance and other diversified providers, offer an attractive combination of high returns on capital, excess capital generation, consolidation opportunities and incentivized managements, while selling at reasonable prices.

Within the fixed-income component of the portfolio, the average duration of our holdings remained stable at 5.4 years and average quality was maintained at A1/A+. The average yield to maturity on our bonds declined, coincident with the overall reduction of market yields, ending the period at 6.82% compared to 6.99% at the end of the prior quarter. We continued to increase our position in US Treasury securities, bringing them to 45.9% of bond assets from 44.8% at the end of September. We increased our holdings of high-yield corporate bonds to 4.3% of bond assets from 2.2%, while reducing the weighting in investment grade corporate bonds to 44.0% from 46.7%. This reflects our continuing view that the currently narrow yield spread between high-grade domestic corporate bonds and US Treasuries does not fully compensate for the higher risks associated with the corporate sector, increasing the relative attraction of intermediate-term Treasury securities in the mix. Bonds issued by foreign governments and mortgage-backed securities represent the remaining 5.8% of fixed-income investments as of December 31, 1996, compared to 6.4% at the end of September.

Despite the high overall level of the stock market, we continue to identify and invest in above-average companies whose stocks sell at below-average valuation levels. We define an above-average company as one which maintains a strong competitive position, earns consistently high returns on capital, is financially sound, generates cash in excess of its internal needs and is managed by individuals motivated to create value for shareholders. We define a below-average price as one which does not adequately or accurately reflect what we believe to be the company's underlying intrinsic value. On average, the stocks held in Merrill Lynch Capital Fund, Inc. generated comparable returns on shareholders' equity and have stronger balance sheets, while offering faster earnings growth than the average company as measured by the S&P 500. However, these same stocks sell at an average price-to-earnings ratio of 13.5 times estimated 1997 earnings per share versus 17.9 times for the S&P 500, at 2.4 times current book value per share versus 4.3 times for the S&P 500 and provide a 2.3% dividend yield versus 2.0% for the S&P
500. We believe this formula will provide superior risk-adjusted equity returns over time.

In Conclusion
We appreciate your ongoing interest and participation in the Merrill Lynch Capital Fund, Inc., and we look forward to assisting you with your financial needs in the months and years to come.

Sincerely,




(Arthur Zeikel)
Arthur Zeikel
President




(Kurt Schansinger)
Kurt Schansinger
Vice President and Portfolio Manager




January 31, 1997




PERFORMANCE DATA

About Fund Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Recent Performance Results
                                                                                    12 Month      3 Month
                                                      12/31/96   9/30/96  12/31/95  % Change      % Change
ML Capital Fund, Inc. Class A Shares*                  $31.05    $30.51    $30.55   + 6.62%(1)    + 4.38%(2)
ML Capital Fund, Inc. Class B Shares*                   30.46     29.89     30.04   + 6.46(1)     + 4.57(2)
ML Capital Fund, Inc. Class C Shares*                   30.19     29.63     29.81   + 6.38(1)     + 4.58(2)
ML Capital Fund, Inc. Class D Shares*                   31.02     30.47     30.53   + 6.59(1)     + 4.42(2)
Dow Jones Industrial Average                         6,448.27  5,882.17  5,117.12   +26.01        + 9.62
Standard & Poor's 500 Index**                          740.74    687.31    615.93   +20.26        + 7.77
ML Capital Fund, Inc. Class A Shares--Total Return*                                 +12.67(3)     + 6.53(4)
ML Capital Fund, Inc. Class B Shares--Total Return*                                 +11.50(5)     + 6.22(6)
ML Capital Fund, Inc. Class C Shares--Total Return*                                 +11.54(7)     + 6.25(8)
ML Capital Fund, Inc. Class D Shares--Total Return*                                 +12.39(9)     + 6.44(10)
Dow Jones Industrial Average--Total Return                                          +29.49        +10.72
Standard & Poor's 500 Index--Total Return**                                         +22.98        + 8.36

   *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
  **An unmanaged broad-based index comprised of common stocks. Total investment returns for unmanaged indexes are based on estimates.
 (1)Percent change includes reinvestment of $1.464 per share capital gains distributions.
 (2)Percent change includes reinvestment of $0.789 per share capital gains distributions.
 (3)Percent change includes reinvestment of $1.725 per share ordinary income dividends and $1.464 per share capital gains distributions.
 (4)Percent change includes reinvestment of $0.648 per share ordinary income dividends and $0.789 per share capital gains distributions.
 (5)Percent change includes reinvestment of $1.412 per share ordinary income dividends and $1.464 per share capital gains distributions.
 (6)Percent change includes reinvestment of $0.487 per share ordinary income dividends and $0.789 per share capital gains distributions.
 (7)Percent change includes reinvestment of $1.437 per share ordinary income dividends and $1.464 per share capital gains distributions.
 (8)Percent change includes reinvestment of $0.491 per share ordinary income dividends and $0.789 per share capital gains distributions.
 (9)Percent change includes reinvestment of $1.652 per share ordinary income dividends and $1.464 per share capital gains distributions.
(10)Percent change includes reinvestment of $0.608 per share ordinary income dividends and $0.789 per share capital gains distributions.




PERFORMANCE DATA (concluded)



Results of a $1,000 Investment Since Inception--Class A Shares


(5.25% sales charge--$947.50 net amount invested; assuming reinvestment of all dividends and capital gains distributions)

A mountain chart depicting the growth of an investment in the Fund's Class A Shares from $947.50 on November 8, 1973 to $16,473.71 on
December 31, 1996.




Average Annual Total Return

                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 12/31/96                       +12.67%        + 6.76%
Five Years Ended 12/31/96                 +12.53         +11.32
Ten Years Ended 12/31/96                  +13.10         +12.49

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 12/31/96                       +11.50%        + 7.50%
Five Years Ended 12/31/96                 +11.38         +11.38
Inception (10/21/88)
through 12/31/96                          +12.28         +12.28

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 12/31/96                       +11.54%        +10.54%
Inception (10/21/94)
through 12/31/96                          +18.26         +18.26

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 12/31/96                       +12.39%        + 6.49%
Inception (10/21/94)
through 12/31/96                          +19.18         +16.29

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



SCHEDULE OF INVESTMENTS
                                 Shares                                                                              Percent of
Industries                        Held          Common Stocks                             Cost             Value     Net Assets
Aerospace                      1,100,000   Lockheed Martin Corp.                     $   80,991,980   $  100,650,000    1.1%
                                 850,000   Rockwell International Corporation            28,742,166       51,743,750    0.5
                                                                                     --------------   --------------  ------
                                                                                        109,734,146      152,393,750    1.6


Automobile Equipment           1,903,000   Echlin Inc.                                   60,797,432       60,182,375    0.6


Automotive                     1,100,000   General Motors Corp.                          52,297,358       61,325,000    0.6


Banking                          700,000   Bangkok Bank Public Company Ltd.               7,163,083        6,768,823    0.1
                               1,200,000   The Chase Manhattan Corp. (a)                 83,067,256      107,100,000    1.1
                                 810,000   SouthTrust Corp.                              15,269,839       28,147,500    0.3
                               1,750,000   Thai Military Bank Public Company, Ltd.        7,010,952        3,445,822    0.0
                                 800,000   Union Planters Corp.                          14,078,719       31,200,000    0.3
                                                                                     --------------   --------------  ------
                                                                                        126,589,849      176,662,145    1.8


Building Materials             2,300,000   Masco Corporation                             71,758,199       82,800,000    0.9
                                 148,300   Medusa Corp.                                   4,049,772        5,097,813    0.1
                                                                                     --------------   --------------  ------
                                                                                         75,807,971       87,897,813    1.0


Capital Goods                    442,000   GATX Corp.                                    17,933,469       21,437,000    0.2
                                 500,000   Kennametal, Inc.                              16,344,834       19,437,500    0.2
                               1,310,000   United Dominion Industries, Ltd.              29,541,336       30,785,000    0.3
                                                                                     --------------   --------------  ------
                                                                                         63,819,639       71,659,500    0.7

Chemicals                        350,000   Dexter Corporation                             9,042,303       11,156,250    0.1
                                 800,000   du Pont (E.I.) de Nemours & Co.               58,036,997       75,500,000    0.8
                               1,150,000   Engelhard Corp.                               20,377,189       21,993,750    0.2
                               2,000,000   Imperial Chemical Industries PLC (ADR)*       98,975,520      104,000,000    1.1
                                 499,997   Millennium Chemicals Inc.                     13,552,363        8,874,947    0.1
                                                                                     --------------   --------------  ------
                                                                                        199,984,372      221,524,947    2.3


Computer Software              1,025,000   Creative Technology, Ltd.                     12,833,743       11,915,625    0.1


Consumer Electronics             400,000   Nintendo Corp. Ltd.                           28,474,285       28,497,409    0.3


Diversified                    1,650,000   Tenneco, Inc.                                 65,489,909       74,456,250    0.8
Companies                      6,000,000   Tomkins PLC                                   24,678,005       27,714,960    0.3
                               2,000,000   United Technologies Corp.                     59,058,703      132,000,000    1.4
                                 200,000   Varian Associates, Inc.                        9,906,240       10,175,000    0.1
                                                                                     --------------   --------------  ------
                                                                                        159,132,857      244,346,210    2.6


Drug Stores                    1,100,000   CVS Corp. (b)                                 39,041,965       45,512,500    0.5
                               2,100,000   Rite Aid Corp.                                66,079,936       83,475,000    0.9
                                                                                     --------------   --------------  ------
                                                                                        105,121,901      128,987,500    1.4


Electrical Equipment             650,000   Belden Inc.                                   18,307,478       24,050,000    0.3
                                 900,000   Cooper Industries, Inc.                       35,594,061       37,912,500    0.4
                                 800,000   General Electric Co.                          40,557,953       79,100,000    0.8
                                 600,000   Philips Electronics N.V. (NY
                                           Registered Shares) (c)                        18,270,764       24,000,000    0.2
                                                                                     --------------   --------------  ------
                                                                                        112,730,256      165,062,500    1.7


Electronic                       972,400   Avnet, Inc.                                   51,861,721       56,642,300    0.6
Components


SCHEDULE OF INVESTMENTS (continued)
                                 Shares                                                                              Percent of
Industries                        Held          Common Stocks                             Cost             Value     Net Assets
Financial Services             2,000,000   Federal National Mortgage Association     $   52,392,099   $   74,500,000    0.8%
                              17,200,000   Ruam Pattana II Fund (Foreign)                11,054,096        7,041,759    0.1
                                 300,000   Ruam Pattana II Fund (Local)                     157,970          122,821    0.0
                               1,000,000   Transamerica Corporation                      72,588,153       79,000,000    0.8
                                                                                     --------------   --------------  ------
                                                                                        136,192,318      160,664,580    1.7

Food Distribution             15,000,000   Dairy Farm International Holdings
                                           Ltd. (Ordinary)                               16,436,481       12,083,632    0.1


Foods/Food                     2,000,000   Archer-Daniels-Midland Co.                    34,105,377       44,000,000    0.5
Processing                    10,000,000   Hillsdown Holding PLC                         23,692,604       34,216,000    0.4
                                  99,000   Nestle S.A.                                  103,564,527      106,261,578    1.1
                                 145,000   Thai Theparos Food Product Public
                                           Company Limited (Foreign)                        661,718          520,139    0.0
                                                                                     --------------   --------------  ------
                                                                                        162,024,226      184,997,717    2.0


Footware                       1,037,999   Footstar, Inc.                                21,025,031       25,820,225    0.3
                              40,000,000   Yue Yuen Industrial (Holdings Limited)        10,727,086       15,257,306    0.2
                                                                                     --------------   --------------  ------
                                                                                         31,752,117       41,077,531    0.5


Forest Products                1,500,000   Weyerhaeuser Co.                              68,440,172       71,062,500    0.7


Hospital Management            3,150,000   Columbia/HCA Healthcare Corp.                100,922,252      128,362,500    1.4
                               3,600,000   Tenet Healthcare Corp.                        52,634,362       78,750,000    0.8
                                                                                     --------------   --------------  ------
                                                                                        153,556,614      207,112,500    2.2


Insurance                      2,300,000   Allstate Corporation                          69,292,895      133,112,500    1.4
                                 800,000   American International Group, Inc.            54,533,179       86,600,000    0.9
                               1,000,000   Ayudhya Insurance Company, Ltd. (Foreign)      7,458,665        7,720,201    0.1
                               1,147,500   Berkley (W.R.) Corporation                    59,493,954       58,235,625    0.6
                               1,900,000   EXEL Ltd.                                     41,181,437       71,962,500    0.8
                               2,300,000   Fremont General Corp.                         36,637,575       71,300,000    0.7
                                 900,000   Horace Mann Educators Corp.                   26,396,317       36,337,500    0.4
                               2,154,000   Lowndes Lambert Group Holdings PLC             5,366,108        3,915,380    0.0
                               2,000,000   Penncorp Financial Group, Inc.                62,850,797       72,000,000    0.8
                               1,800,000   Provident Companies, Inc.                     70,077,847       87,075,000    0.9
                               1,400,000   Sphere Drake Holdings Ltd.                    18,102,202       12,425,000    0.1
                                 275,000   St. Paul Companies, Inc.                      14,277,667       16,121,875    0.2
                               1,100,000   TIG Holdings, Inc.                            31,247,983       37,262,500    0.4
                               3,098,800   Travelers Group, Inc.                         40,483,298      140,608,050    1.5
                                                                                     --------------   --------------  ------
                                                                                        537,399,924      834,676,131    8.8


Iron & Steel                   1,600,000   Birmingham Steel Corp.                        28,005,214       30,400,000    0.3
                                 800,000   Cleveland-Cliffs, Inc.                        26,879,911       36,300,000    0.4
                                                                                     --------------   --------------  ------
                                                                                         54,885,125       66,700,000    0.7

Leisure/Hotels                 2,200,000   Carnival Corp. (Class A)                      57,830,550       72,600,000    0.8
                               2,579,200   Harrah's Entertainment, Inc.                  47,720,751       51,261,600    0.5
                               3,800,000   Mandarin Oriental International Ltd.           3,828,224        5,358,000    0.1
                                                                                     --------------   --------------  ------
                                                                                        109,379,525      129,219,600    1.4


Machinery &                    1,000,000   Cincinnati Milacron, Inc.                     24,399,349       21,875,000    0.2
Machine Tools


SCHEDULE OF INVESTMENTS (continued)
                                 Shares                                                                              Percent of
Industries                        Held          Common Stocks                             Cost             Value     Net Assets
Medical Services                 296,650   Bumrungrad Hospital Public Company,
                                           Ltd. (Foreign)                            $      234,339   $      202,417    0.0%


Metals & Basic                    21,700   Cameco Corp.                                     651,441          869,584    0.0
Materials                      1,200,000   Industrias Penoles S.A.                        5,465,971        4,253,589    0.0
                               1,721,235   Minsura Sociedad Limitada S.A. (T Shares)      5,179,884        5,986,618    0.1
                                                                                     --------------   --------------  ------
                                                                                         11,297,296       11,109,791    0.1


Natural Gas                      850,000   Coastal Corp.                                 24,580,560       41,543,750    0.5
Suppliers                      1,000,000   El Paso Natural Gas Co.                       39,357,038       50,500,000    0.5
                               1,000,000   TransCanada Pipelines Ltd.                    13,695,107       17,500,000    0.2
                               5,406,500   Williams Companies, Inc.                      96,475,716      202,743,750    2.1
                                                                                     --------------   --------------  -----
                                                                                        174,108,421      312,287,500    3.3


Oil--Integrated                  850,000   Ente Nazionale Idrocarburi S.p.A.
                                           (ENI) (ADR)*                                  39,739,120       43,881,250    0.5
                                 315,000   Mobil Corporation                             34,897,263       38,508,750    0.4
                               1,500,000   Phillips Petroleum Company                    51,475,180       66,375,000    0.7
                               1,400,000   TOTAL S.A. (ADR)*                             43,464,673       56,350,000    0.6
                               7,800,000   YPF S.A. (ADR)*                              151,197,747      196,950,000    2.1
                                                                                     --------------   --------------  ------
                                                                                        320,773,983      402,065,000    4.3


Oil--Service                   2,900,000   Dresser Industries, Inc.                      77,166,439       89,900,000    0.9

Paper                            200,000   Jefferson Smurfit Group PLC (ADR)*             6,207,462        5,425,000    0.1
                                 790,000   Temple-Inland, Inc.                           36,163,014       42,758,750    0.4
                                                                                     --------------   --------------  ------
                                                                                         42,370,476       48,183,750    0.5


Pharmaceuticals                  387,900   Block Drug, Inc. (Class A)                    12,605,774       17,843,400    0.2
                               3,650,000   Glaxo Wellcome PLC (ADR)* (d)                 94,777,915      115,887,500    1.2
                                 400,000   Merck & Co., Inc.                             19,645,017       31,700,000    0.4
                                  35,000   Novartis AG (e)                               40,936,042       40,076,935    0.4
                                 700,000   Pfizer, Inc.                                  37,944,168       58,012,500    0.6
                                                                                     --------------   --------------  ------
                                                                                        205,908,916      263,520,335    2.8


Plastic Recycling                946,000   Wellman Inc.                                  20,386,872       16,200,250    0.2


Railroads                      1,400,000   Kansas City Southern Industries, Inc.         60,738,001       63,000,000    0.7


Real Estate                      600,000   CarrAmerica Realty Corp.                      15,908,527       17,550,000    0.2
Investment Trusts              1,850,000   RFS Hotel Investors, Inc.                     27,921,299       36,537,500    0.4
                               1,100,000   Walden Residential Properties, Inc.           20,339,176       27,362,500    0.3
                                                                                     --------------   --------------  ------
                                                                                         64,169,002       81,450,000    0.9


Retail Trade                   2,831,400   Wal-Mart Stores, Inc.                         69,442,573       64,768,275    0.7


Telecommunications             1,900,000   Frontier Corporation                          54,362,106       42,987,500    0.4
                               2,000,000   GTE Corp.                                     65,447,448       91,000,000    1.0
                                 800,000   Nokia Corp. (ADR)*                            28,161,352       46,100,000    0.5
                                 850,000   Telecomunicacoes Brasileiras S.A.--
                                           Telebras (ADR)*                               46,585,931       65,025,000    0.7
                                                                                     --------------   --------------  ------
                                                                                        194,556,837      245,112,500    2.6


Tires & Rubber                 3,000,000   The Goodyear Tire & Rubber Co.               119,321,790      154,125,000    1.6


SCHEDULE OF INVESTMENTS (continued)
                                 Shares                                                                              Percent of
Industries                        Held          Common Stocks                             Cost             Value     Net Assets
Utilities--Electric,             453,500   Illinova Corp.                            $   10,299,601   $   12,471,250    0.1%
Gas & Water                      475,000   Pinnacle West Capital Corp.                   10,036,715       15,081,250    0.2
                                  97,000   Public Service Company of North Carolina       1,548,233        1,770,250    0.0
                                 200,000   Texas Utilities Co.                            8,053,148        8,150,000    0.1
                                 800,000   Unicom Corp.                                  19,470,066       21,700,000    0.2
                                                                                     --------------   --------------  ------
                                                                                         49,407,763       59,172,750    0.6

                                           Total Common Stocks                        3,863,534,089    5,007,663,833   52.8


                              Face Amount       Corporate Bonds

Aerospace                US$  15,000,000   Lockheed Martin Corp., 6.85% due 5/15/2001    14,987,850       15,133,500    0.2


Automobile Parts              20,000,000   Eaton Corp., 6.50% due 6/01/2025              19,929,200       19,467,200    0.2


Automotive                                 Hertz Corp.:
                              25,000,000     6.70% due 6/15/2002                         24,815,300       24,863,000    0.3
                              13,000,000     6% due 1/15/2003                            12,891,670       12,492,480    0.1
                                                                                     --------------   --------------  ------
                                                                                         37,706,970       37,355,480    0.4


Banking                       20,000,000   Banco Rio de la Plata, 8.75% due
                                           12/15/2003                                    20,060,800       19,850,000    0.2
                              25,000,000   Bank of Boston Corp., 6.625% due
                                           12/01/2005                                    23,519,000       24,220,500    0.3
                                           BankAmerica Corp.:
                              15,000,000     6.875% due 6/01/2003                        14,149,050       14,994,750    0.2
                              30,000,000     6.75% due 9/15/2005                         29,591,750       29,433,300    0.3
                                           Bankers Trust Company:
                              10,000,000     7.50% due 1/15/2002                          9,688,700       10,284,500    0.1
                              35,000,000     7.125% due 3/15/2006                        34,548,800       34,862,100    0.4
                                           The Chase Manhattan Corp.:
                              20,000,000     6.50% due 8/01/2005                         19,403,800       19,235,400    0.2
                              10,000,000     6.25% due 1/15/2006                          9,137,000        9,470,900    0.1
                              15,000,000   First Chicago Corp., 6.875% due 6/15/2003     13,963,300       15,013,050    0.2
                               6,000,000   First Hawaiian, Inc., 6.25% due 8/15/2000      5,841,600        5,908,980    0.1
                                           First Security Corp.:
                               5,000,000     5.71% due 2/09/1999                          5,000,000        4,942,800    0.0
                              20,000,000     7% due 7/15/2005                            19,803,850       19,739,760    0.2
                              30,000,000   First Union Corp., 6.55% due 10/15/2035       29,953,350       29,194,200    0.3
                              20,000,000   Firstbank Puerto Rico, 7.625% due
                                           2/15/2005                                     19,451,445       20,082,200    0.2
                              10,000,000   Great Western Financial Corp., 6.375%
                                           due 7/01/2000                                  9,998,800        9,946,600    0.1
                                           Household Bank:
                              10,000,000     6.87% due 5/15/2001                          9,868,800       10,083,400    0.1
                              20,000,000     6.875% due 3/17/2003                        19,886,200       20,024,200    0.2
                              10,300,000     6.50% due 7/15/2003                         10,202,253       10,082,567    0.1
                                           NationsBank Corp.:
                              10,500,000     5.70% due 9/11/2000                          9,545,865       10,205,055    0.1
                              40,000,000     5.60% due 2/07/2001                         40,000,000       38,551,200    0.4
                              10,000,000     6.20% due 8/15/2003                          9,670,360        9,673,700    0.1
                              25,000,000     6.50% due 8/15/2003                         22,104,200       24,439,250    0.3
                              25,500,000   PNC Funding Corp., 6.125% due 9/01/2003       24,922,025       24,513,405    0.3
                              15,000,000   People's Bank-Bridgeport, 7.20% due
                                           12/01/2006                                    15,047,100       14,664,900    0.1
                              25,000,000   Provident Bank, 6.375% due 1/15/2004          24,296,430       24,047,500    0.2
                                           Union Planters Corp.:
                              20,000,000     6.25% due 11/01/2003                        18,756,100       19,208,600    0.2
                               7,500,000     6.75% due 11/01/2005                         7,205,925        7,270,950    0.1
                              20,000,000   Wachovia Corp., 6.605% due 10/01/2025         20,012,500       19,844,400    0.2
                                                                                     --------------   --------------  ------
                                                                                        495,629,003      499,788,167    5.3


SCHEDULE OF INVESTMENTS (continued)
                                                                                                                     Percent of
Industries                    Face Amount       Corporate Bonds                           Cost             Value     Net Assets
Beverages                US$  19,000,000   Coca-Cola Femsa S.A., 8.95% due
                                           11/01/2006                                $   18,969,595   $   19,261,250    0.2%


Broadcasting                  20,000,000   British Sky Broadcasting Group PLC,
                                           7.30% due 10/15/2006                          20,037,440       20,105,200    0.2


Capital Goods                  5,000,000   Giddings & Lewis, Inc., 7.50% due
                                           10/01/2005                                     5,000,000        4,945,050    0.1


Chemicals                     21,250,000   Lyondell Petrochemical Company, 6.50%
                                           due 2/15/2006                                 20,179,860       20,168,800    0.2
                              25,000,000   Union Carbide Corp., 6.79% due 6/01/2025      25,000,000       24,583,250    0.3
                                                                                     --------------   --------------  ------
                                                                                         45,179,860       44,752,050    0.5


Consumer Services                          Loewen Group, Inc.:
                              12,000,000     7.75% due 10/15/2001                        11,994,600       12,090,000    0.1
                              20,000,000     8.25% due 10/15/2003                        20,130,300       20,125,000    0.2
                                                                                     --------------   --------------  ------
                                                                                         32,124,900       32,215,000    0.3


Diversified                   20,000,000   Grace (W.R.) & Co., 7.40% due 2/01/2000       19,663,100       20,464,400    0.2
Companies                     10,000,000   Tenneco, Inc., 6.70% due 12/15/2005            9,808,500        9,657,040    0.1
                                                                                     --------------   --------------  ------
                                                                                         29,471,600       30,121,440    0.3

Electronics                   16,000,000   Litton Industries, Inc., 6.98% due
                                           3/15/2006                                     16,000,000       15,954,912    0.2
                                           Philips Electronics N.V.:
                              10,000,000     6.75% due 8/15/2003                          9,866,300        9,805,500    0.1
                              15,000,000     7.125% due 5/15/2025                        14,954,200       15,001,200    0.1
                                                                                     --------------   --------------  ------
                                                                                         40,820,500       40,761,612    0.4


Finance                       30,000,000   Chrysler Finance Corp., 6.20% due
                                           12/06/2000                                    30,000,000       29,659,860    0.3
                                           Ford Motor Credit Co.:
                              35,000,000     5.75% due 1/25/2001                         34,744,400       33,882,100    0.4
                               9,000,000     5.90% due 2/23/2001                          8,704,260        8,778,060    0.1
                                           General Motors Acceptance Corp.:
                              50,000,000     6.375% due 4/04/2000                        49,887,500       49,920,350    0.5
                              50,000,000     5.625% due 2/15/2001                        49,623,200       48,178,500    0.5
                              30,000,000     6.75% due 6/10/2002                         29,520,300       29,940,000    0.3
                              10,000,000   Greyhound Financial Corp., 6.75% due
                                           3/25/1999                                      9,694,200       10,094,100    0.1
                              15,000,000   Household Finance Corp., 7.05% due
                                           6/06/2001                                     15,013,950       15,197,550    0.2
                                           International Lease Finance Corp.:
                              22,500,000     6.05% due 4/30/1999                         22,368,375       22,401,000    0.2
                              20,000,000     5.62% due 2/01/2000                         19,876,200       19,551,600    0.2
                              10,000,000   Margaretten Financial Corp., 6.75%
                                           due 6/15/2000                                  9,621,060       10,032,400    0.1
                                           Sears, Roebuck Acceptance Corp.:
                              25,000,000     5.71% due 2/06/2001                         25,000,000       24,231,000    0.2
                              50,000,000     5.63% due 2/07/2001                         49,996,500       48,359,950    0.5
                              15,000,000   USL Capital Corp., 5.79% due 1/23/2001        14,995,800       14,563,050    0.2
                                                                                     --------------   --------------  ------
                                                                                        369,045,745      364,789,520    3.8


Financial Leasing                          GATX Corp.:
                               7,000,000     6.66% due 3/15/2001                          6,997,900        6,990,620    0.1
                              12,000,000     6.27% due 12/05/2001                        11,823,270       11,737,560    0.1
                              25,000,000     6.69% due 11/30/2005                        24,984,750       24,365,000    0.3
                                           XTRA Corp.:
                              20,000,000     6.79% due 8/01/2001                         19,945,800       20,061,840    0.2
                              20,000,000     6.68% due 11/30/2001                        20,000,000       19,941,900    0.2
                                                                                     --------------   --------------  ------
                                                                                         83,751,720       83,096,920    0.9

SCHEDULE OF INVESTMENTS (continued)
                                                                                                                     Percent of
Industries                    Face Amount       Corporate Bonds                           Cost             Value     Net Assets
Financial                US$  10,000,000   American Express Credit Corp., 6.125%
Services                                   due 11/15/2001                            $    9,963,300   $    9,804,500    0.1%
                                           Finova Capital Corp.:
                              25,000,000     6.45% due 6/01/2000                         24,766,550       24,912,750    0.3
                              15,000,000     5.98% due 2/27/2001                         14,968,950       14,632,965    0.1
                              10,000,000     6.56% due 11/15/2002                        10,000,000        9,866,000    0.1
                                           McDonnell Douglas Finance Corp.:
                               5,000,000     5.48% due 2/08/1999                          4,997,600        4,897,450    0.0
                              20,000,000     6.78% due 12/19/2003                        19,993,400       19,593,600    0.2
                              20,000,000     6.965% due 9/12/2005                        20,049,200       19,977,800    0.2
                              35,000,000   Morgan Stanley Group, Inc., 5.75%
                                           due 2/15/2001                                 34,968,150       33,928,580    0.4
                              16,000,000   Salomon Inc., 7% due 5/15/1999                15,965,140       16,126,400    0.2
                                           Smith Barney Shearson Holdings, Inc.:
                              40,000,000     5.875% due 2/01/2001                        39,179,400       39,010,800    0.4
                              15,000,000     6.50% due 10/15/2002                        14,690,800       14,751,300    0.2
                                                                                     --------------   --------------  ------
                                                                                        209,542,490      207,502,145    2.2


Food & Tobacco                             Nabisco Inc.:
                              21,000,000     6.70% due 6/15/2002                         20,830,000       20,791,260    0.2
                              20,000,000     6.85% due 6/15/2005                         20,000,000       19,658,000    0.2
                                                                                     --------------   --------------  ------
                                                                                         40,830,000       40,449,260    0.4


Foreign Government             5,000,000   Province of Buenos Aires, 11.50%
Obligations                                due 10/19/1998                                 5,000,000        5,175,000    0.1
                                           Republic of Argentina:
                              50,000,000     9.25% due 2/23/2001                         49,238,640       50,812,500    0.5
                              82,000,000     8.375% due 12/20/2003                       65,166,250       77,900,000    0.8
                              58,996,000     6.625% due 3/31/2005                        39,445,368       51,255,725    0.6
                                                                                     --------------   --------------  ------
                                                                                        158,850,258      185,143,225    2.0


Forest Products               20,400,000   Champion International Corp., 6.40% due
                                           2/15/2026                                     20,238,456       19,452,134    0.2


Hospital                      17,500,000   Columbia/HCA Healthcare Corp., 6.63%
                                           due 7/15/2045                                 17,149,625       17,596,075    0.2
                              15,000,000   Tenet Healthcare Corp., 8.625% due
                                           12/01/2003                                    15,217,630       15,862,500    0.2
                                                                                     --------------   --------------  ------
                                                                                         32,367,255       33,458,575    0.4

Industrial                    12,750,000   Diamond Shamrock, Inc., 7.65% due
                                           7/01/2026                                     12,741,188       13,217,160    0.1
                               7,800,000   Interface, Inc., 9.50% due 11/15/2005          7,552,000        7,975,500    0.1
                              50,000,000   Williams Holdings of Delaware, Inc.,
                                           6.25% due 2/01/2006                           49,739,500       47,024,500    0.5
                                                                                     --------------   --------------  ------
                                                                                         70,032,688       68,217,160    0.7


Insurance                     15,125,000   Integon Corp., 8% due 8/15/1999               15,225,519       15,214,389    0.2
                              20,000,000   Travelers Inc., 6.875% due 6/01/2025          20,037,200       20,027,000    0.2
                                                                                     --------------   --------------  ------
                                                                                         35,262,719       35,241,389    0.4


Machinery                     20,000,000   Black & Decker Corp., 6.625% due
                                           11/15/2000                                    19,217,900       19,998,000    0.2
                              20,000,000   FMC Corp., 6.375% due 9/01/2003               18,940,800       19,334,600    0.2
                              22,500,000   Harris Corp., 6.375% due 8/15/2002            22,461,850       22,003,650    0.2
                                                                                     --------------   --------------  ------
                                                                                         60,620,550       61,336,250    0.6


Manufactured                   3,000,000   Oakwood Homes Corp., 9.125% due
Housing                                    6/01/2007                                      3,000,000        2,996,250    0.0


SCHEDULE OF INVESTMENTS (continued)
                                                                                                                     Percent of
Industries                    Face Amount       Corporate Bonds                           Cost             Value     Net Assets
Natural Gas              US$  15,000,000   ENSERCH Corporation, 7.125% due
Suppliers                                  6/15/2005                                 $   15,095,150   $   14,926,800    0.2%


Oil--Integrated               18,375,000   Occidental Petroleum Corp., 6.24%
                                           due 11/24/2000                                18,135,306       18,115,361    0.2
                                           Oryx Energy Co.:
                               5,500,000     8% due 10/15/2003                            5,380,610        5,564,625    0.1
                              15,000,000     8.375% due 7/15/2004                        15,024,550       15,563,835    0.1
                                           Union Texas Petroleum Holdings, Inc.:
                              10,000,000     6.70% due 11/18/2002                        10,000,000        9,885,490    0.1
                              20,000,000     6.81% due 12/05/2007                        20,000,000       19,454,600    0.2
                              10,000,000   Unocal Corporation, 6.11% due 2/17/2004       10,000,000        9,535,300    0.1
                              30,000,000   YPF S.A., 8% due 2/15/2004                    26,252,500       28,950,000    0.3
                                                                                     --------------   --------------  ------
                                                                                        104,792,966      107,069,211    1.1

Oil--Related                               Tosco Corporation:
                              20,000,000     7% due 7/15/2000                            19,894,250       20,186,000    0.2
                              20,000,000     7.625% due 5/15/2006                        19,978,400       20,648,400    0.2
                                                                                     --------------   --------------  ------
                                                                                         39,872,650       40,834,400    0.4


Services                      20,000,000   ADT Operations, 8.25% due 8/01/2000           20,158,313       21,150,000    0.2


Telecommunications            10,000,000   Pacific Telecom, Inc., 6.625% due
                                           10/20/2005                                    10,000,000        9,719,730    0.1


Tires & Rubber                40,000,000   The Goodyear Tire & Rubber Co., 6.625%
                                           due 12/01/2006                                39,840,000       38,740,000    0.4


Transportation                10,000,000   General American Transportation Corp.,
                                           6.44% due 11/13/2001                          10,000,000        9,856,000    0.1
                              15,000,000   Transportacion Maritima Mexicana,
                                           S.A. de C.V., 10% due 11/15/2006              15,130,250       15,056,250    0.2
                                                                                     --------------   --------------  ------
                                                                                         25,130,250       24,912,250    0.3


Travel & Lodging                           Royal Caribbean Cruises Ltd.:
                              10,000,000     7.125% due 9/18/2002                         9,900,050       10,019,500    0.1
                              10,000,000     7.25% due 8/15/2006                          9,854,415        9,848,500    0.1
                                                                                     --------------   --------------  ------
                                                                                         19,754,465       19,868,000    0.2


Utilities--                   30,000,000   Enron Corp., 6.75% due 7/01/2005              28,878,400       29,484,300    0.3
Electric, Gas &                5,000,000   Long Island Lighting Co., 7.625% due
Water                                      4/15/1998                                      4,986,210        5,023,050    0.1
                              20,000,000   PECO Energy Co., 5.625% due 11/01/2001        18,908,800       19,093,600    0.2
                               5,000,000   United Illuminating Co., 6.20%
                                           due 1/15/1999                                  4,693,050        4,929,100    0.0
                                                                                     --------------   --------------  ------
                                                                                         57,466,460       58,530,050    0.6


                                           Total Corporate Bonds                      2,175,509,053    2,201,339,218   23.2


                                                Collateralized Mortgage Obligations

                                           Federal Home Loan Mortgage Corp.:
                               5,000,000     7% due 8/15/2008                             4,762,500        4,884,350    0.1
                              13,000,000     6% due 2/15/2011                            12,020,938       12,008,750    0.1
                                           Federal National Mortgage Association:
                              13,400,000     7% due 7/25/2006                            13,236,688       13,358,058    0.1
                              12,000,000     6.50% due 1/25/2008                         11,608,125       11,610,000    0.1
                               5,010,000     6.50% due 4/25/2008                          4,653,037        4,771,242    0.1


                                           Total Collateralized Mortgage Obligations     46,281,288       46,632,400    0.5


SCHEDULE OF INVESTMENTS (concluded)
                                                                                                                     Percent of
                              Face Amount       US Government Obligations                 Cost             Value     Net Assets
                                           US Treasury Notes:
                         US$ 605,000,000     5.75% due 8/15/2003                     $  587,315,938   $  586,850,000    6.2%
                             670,000,000     5.875% due 2/15/2004                       663,919,531      652,305,300    6.9
                              20,000,000     6.50% due 5/15/2005                         19,840,625       20,134,400    0.2
                              30,000,000     6.50% due 8/15/2005                         29,900,594       30,192,300    0.3
                             525,000,000     5.875% due 11/15/2005                      520,758,669      506,215,500    5.3
                             125,000,000     6.25% due 8/15/2023                        112,284,375      117,187,500    1.2


                                           Total US Government Obligations            1,934,019,732    1,912,885,000   20.1


                                                Short-Term Investments


Commercial                    45,318,000   CXC Inc., 5.45% due 1/10/1997                 45,256,254       45,256,254    0.5
Paper**                       75,396,000   General Motors Acceptance Corp., 7.50%
                                           due 1/02/1997                                 75,380,292       75,380,292    0.8
                                                                                     --------------   --------------  ------
                                                                                        120,636,546      120,636,546    1.3


Commercial              Czk  300,000,000   International Bank for Reconstruction &
Paper--                                    Development, 11.50% due 10/09/1997            11,157,441       11,044,908    0.1
Foreign**


                                           Total Short-Term Investments                 131,793,987      131,681,454    1.4


Total Investments                                                                    $8,151,138,149    9,300,201,905   98.0
                                                                                     ==============
Other Assets Less Liabilities                                                                            190,304,415    2.0
                                                                                                      --------------  ------
Net Assets                                                                                            $9,490,506,320  100.0%
                                                                                                      ==============  ======

Net Asset              Class A--Based on net assets of $3,369,467,555 and
Value:                          108,531,961 shares outstanding                                        $        31.05
                                                                                                      ==============
                       Class B--Based on net assets of $5,156,393,502 and
                                169,279,021 shares outstanding                                        $        30.46
                                                                                                      ==============
                       Class C--Based on net assets of $325,685,722 and
                                10,789,648 shares outstanding                                         $        30.19
                                                                                                      ==============
                       Class D--Based on net assets of $638,959,541 and
                                20,601,362 shares outstanding                                         $        31.02
                                                                                                      ==============

  *American Depositary Receipt (ADR).
 **Commercial Paper and Commercial Paper--Foreign are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
(a)Formerly Chemical Banking Corp.
(b)Formerly Melville Corporation.
(c)Shares of Philips Electronics N.V. (ADR) were converted into shares of Philips Electronics N.V. (NY Registered Shares).
(d)Formerly Glaxo Holdings PLC (ADR).
(e)Formerly Sandoz AG.




PORTFOLIO INFORMATION



Ten Largest                          Percent of
Common Stock Holdings                Net Assets

Williams Companies, Inc.                 2.1%
YPF S.A. (ADR)                           2.1
The Goodyear Tire & Rubber Co.           1.6
Travelers Group, Inc.                    1.5
Allstate Corporation                     1.4
United Technologies Corp.                1.4
Columbia/HCA Healthcare Corp.            1.4
Glaxo Wellcome PLC (ADR)                 1.2
The Chase Manhattan Corp.                1.1
Nestle S.A.                              1.1


                                     Percent of
Ten Largest Industries               Net Assets*

Insurance                                9.2%
Banking                                  7.1
Oil--Integrated                          5.4
Financial Services                       3.9
Finance                                  3.8
Natural Gas Suppliers                    3.5
Diversified Companies                    2.9
Chemicals                                2.8
Pharmaceuticals                          2.8
Telecommunications                       2.7

[FN]
*Based on total holdings in common stocks and bonds.



Common Stock Portfolio Changes for the Quarter
Ended December 31, 1996


   Additions

   Berkley (W.R.) Corporation
   CarrAmerica Realty Corp.
   Ente Nazoinale Indrocarburi
    S.p.A. (ENI) (ADR)
   Footstar, Inc.
   Millenium Chemicals Inc.
   Nintendo Corp. Ltd.
   Varian Associates, Inc.


   Deletions

   American General
    Corporation
   Ayudhya Insurance Company,
    Ltd. (Local)
   Bancorp Hawaii, Inc.
  *Boeing Company
   Canadian National
    Railway Co.
   Dean Foods Co.
   Eastman Kodak Co.
   Energen Corp.
   Giddings & Lewis, Inc.
   Goodrich (B.F.) Co.
   Hanson PLC (ADR)
 **Imperial Tobacco
    Group PLC (ADR)

   KLM Royal Dutch Airlines
    N.V., Inc. (NY Registered
    Shares)
   MetroGas S.A. (ADR)
   National Health Investors, Inc.
   NationsBank Corp.
***Newport News Shipping, Inc.
   Northwest Natural Gas Co.
   PHH Corp.
   Repsol, S.A. (ADR)
   Repsol, S.A. (Ordinary)
   South West Properties Trust
   Telefonica del Peru S.A.
    (ADR)
   Texaco Inc.
+++Ultramar Diamond Shamrock
    Corp.
   Washington Water Power Co.
   Worldtex Inc.

[FN]
  *Received from the spin-off of Rockwell International Corporation during the December quarter.
 **Received from the spin-off of Hanson PLC (ADR) during the December quarter.
***Received from the spin-off of Tenneco, Inc. during the December quarter.
+++Ultramar Corp. merged with Diamond Shamrock during the December quarter.